DISCONTINUED OPERATIONS (Details) ft² in Thousands		12 Months Ended
	Feb. 23, 2016 USD ($)	Sep. 30, 2016 USD ($) ft²	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 09, 2016 a	Oct. 31, 2016 USD ($)	Oct. 01, 2016 a
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of partnership interest		$ 15,467,000	$ 0	$ 0
Newark Joint Venture | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales Price	$ 16,900,000
Gain on sale of partnership interest	15,467,000	15,467,000	$ 0
Additional consideration receivable	900,000
Liability arrangement, amount outstanding	$ 2,800,000
Notes and loans receivable, net		$ 19,500,000
Loan receivable, stated rate		11.00%
Loan receivable, stated rate, monthly		6.00%
Loan receivable, stated rate, accrued until maturity		5.00%
Interest receivable, noncurrent		$ 2,380,000
Newark, NJ
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Area of real estate property | ft²		68
Net rentable area | ft²		303
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Area of real estate property | a					5.8		5.8
Principal Due Upon Release of Certain Mortgages						$ 5,900,000
Deferred Interest Due Upon Release of Certain Mortgages						$ 750,000